Prepaid Shared-Based Payment (Details) - $ / shares		May 22, 2026	Aug. 04, 2025	Jun. 30, 2026
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares granted price per share (in Dollars per share)				$ 0.04
Reverse stock split		1-for-25
Class A Ordinary Shares [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Issuance of shares	[1]		273,600
Shares granted price per share (in Dollars per share)			$ 73.5

[1]	Number of shares and per share data have been retroactively adjusted to reflect the 1-for-25 reverse share split of May 22, 2026.